Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses		$ 8,159,000	$ 3,276,686
Deferred revenue		2,806,796	2,171,668
Accrued employee cost		1,579,960	578,601
Short-term borrowing from related party (note 28)		2,119,807
Deferred settlement*	[1]	3,218,757
Statutory liabilities		2,075,655	1,195,958
Retirement benefits (note 15)		44,493	44,277
Total		$ 20,004,468	$ 7,267,190

[1]	In connection with settlement of Harbert loan facility and Deutsche Bank loan facility, the Company deferred payment of $1,218,757 and $2,000,000 for Harbert loan facility and Deutsche Bank loan facility respectively. Refer to note 12 for more details.